Current Financial Assets - Additional Details (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Financial Assets
Current financial assets	$ 10,000,880	$ 0
Convertible notes
Current Financial Assets
Current financial assets	$ 10,000,000